DEPOSITS WITH CENTRAL BANK	12 Months Ended
Dec. 31, 2016
Deposits With Central Bank [Abstract]
DEPOSITS WITH CENTRAL BANK

NOTE 6: DEPOSITS WITH CENTRAL BANK

The Bank of Greece is the primary regulator of depository institutions in Greece. Bank of Greece requires all banks established in Greece to maintain deposits with the Central Bank equal to 1% of total customer deposits as these are defined by the ECB. Similar requirements apply to the other banking subsidiaries of the Group. The Bank's deposits bear interest at the refinancing rate as set by the ECB at 0.00% as at December 31, 2016 while the corresponding deposits of certain other subsidiaries are non-interest bearing.